Operating profit	12 Months Ended
Dec. 31, 2022
Operating profit
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Cost of sales

In 2022, Cost of sales includes a charge of $3,484m (2021: charge of $2,198m) in relation to the release, in line with sales, of fair value uplift to inventory that was recognised under IFRS 3 ‘Business Combinations’ upon the acquisition of Alexion (see Note 27).

During the year no government grants were recognised within Cost of sales (2021: $290m; 2020: $nil). The grants recognised in 2021 related to funding of manufactured Vaxzevria product for the US government, which expired prior to being accepted by the FDA.

Selling, general and administrative expense

In 2022, Selling, general and administrative expense includes a charge of $182m (2021: charge of $42m; 2020: credit of $51m) resulting from changes in the fair value of contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2022, Selling, general and administrative costs includes a credit of $49m (2021: charge of $5m; 2020: credit of $143m) resulting from changes in the fair value of contingent consideration arising from the acquisition of Almirall's respiratory business. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future milestones payable.

In 2022, Selling, general and administrative expense also includes a charge of $789m (2021: charge of $48m; 2020: credit of $9m) relating to a number of legal proceedings including settlements in various jurisdictions in relation to several marketed products (see Note 30).

Research and development expense: Government grants

During the year $113m (2021: $531m; 2020: $222m) of government grants were recognised within Research and development expense. The grants recognised relate to funding for research and development and related expenses for Evusheld of $112m (2021: $222m; 2020: $61m) and Vaxzevria of $1m (2021: $309m; 2020: $161m).

Other operating income and expense

	2022	2021	2020
	$m	$m	$m
Royalty income	59	62	147
Gains on disposal of intangible assets	104	513	1,030
Gains on disposal of investments in associates and joint ventures	–	776	–
Net gains/(losses) on disposal of other non-current assets	112	(4)	25
Impairment of property, plant and equipment	–	–	(12)
Other income[1]	439	453	406
Other expense	(200)	(308)	(68)
Other operating income and expense	514	1,492	1,528

1	Other income in 2022 includes $138m of payments from Allergan in respect of the development of brazikumab (2021: $99m; 2020: $107m).

Gains on disposal of intangible assets in 2021 includes $317m on disposal of rights to Crestor in over 30 countries in Europe, except in the UK and Spain.

Gains on disposal of intangible assets in 2020 includes $350m on disposal of global rights excluding US, India and Japan to established hypertension medicines to Atnahs Pharma, $400m on disposal of rights in over 70 countries to Atacand to Cheplapharm and $120m on the sale of an FDA Priority Review Voucher.

Net gains/(losses) on disposal of other non-current assets in 2022 includes a $125m gain in respect of the Waltham R&D site sale and leaseback in MA, US (see Note 8).

Gains on disposal of investments in associates and joint ventures in 2021 relates to the disposal of the 26.7% ownership in Viela Bio, as part of the acquisition of Viela by Horizon Therapeutics plc. AstraZeneca received cash proceeds and profit of $776m upon closing, with the profit recorded as Other operating income.

As part of the total consideration received in respect of the agreement to sell US rights to Synagis in 2019, $210m in total has been received related to the rights to participate in the future cash flows from the US profits or losses for nirsevimab. The full amount has been recognised as a financial liability as the Group has not fully transferred the risks and rewards of the underlying cash flows arising from nirsevimab to Sobi. This liability is presented in Other payables within Non-current liabilities. The associated cash flow is presented within investing activities as the Group has received the cash in exchange for agreeing to transfer future cash flows relating to an intangible asset. In 2021, as a result of the Probability of Technical/Regulatory Success unwind, an increase of $114m to the Profit Participation Liability was recorded in Other operating expense.

Restructuring costs

In conjunction with the acquisition of Alexion in 2021, the enlarged Group initiated a comprehensive Post Alexion Acquisition Group Review, aimed at integrating systems, structure and processes, optimising the global footprint and prioritising resource allocations and investments. These activities are expected to be substantially complete by the end of 2025, with a number of planned activities having commenced in late 2021 and during 2022. The Group has also continued to progress other legacy restructuring programmes.

During 2022, the Group has incurred $717m of restructuring costs, of which $675m resulted from activities that are part of the Post Alexion Acquisition Group Review, bringing the cumulative charges under this programme to $1,705m. Costs in 2022 included $266m within Cost of sales due to the rationalisation of our manufacturing capacity and footprint across certain production sites, $152m within Selling, general and administrative expenses in relation to the transfer of Alexion's distribution contracts with third parties to AstraZeneca Group companies, and $83m in Selling, general and administrative expenses related to rationalisation of commercial teams in China.

Total restructuring costs in 2022 include impairment reversal of Property, plant and equipment of $4m (2021: charge of $343m; 2020: charge of $7m) and impairment reversal of Intangible assets (software development costs) of $17m (2021: charge of $16m; 2020: $nil).

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 21.

	2022	2021	2020
	$m	$m	$m
Cost of sales	266	722	53
Distribution expense	2	–	–
Research and development expense	111	223	35
Selling, general and administrative expense	405	338	162
Other operating income and expense	(67)	–	1
Total charge	717	1,283	251

	2022	2021	2020
	$m	$m	$m
Severance costs	187	217	26
Accelerated depreciation and impairment charges	135	371	17
Other[1]	395	695	208
Total charge	717	1,283	251

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of integrating systems, structure and processes as part of our Post Alexion Acquisition Group Review, costs relating to the Alexion acquisition, internal project costs and external consultancy fees.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2022	2021	2020
	$m	$m	$m
Gains/(losses) on forward foreign exchange contracts	150	(21)	(86)
(Losses)/gains on receivables and payables	(203)	(42)	89
Total	(53)	(63)	3

Impairment charges

Details of impairment charges for 2022, 2021 and 2020 are included in Notes 7, 8 and 10.